Troubled Debt Restructurings that Have Defaulted (Detail) - 12 months ended Mar. 31, 2016 ₨ in Millions, $ in Millions	INR (₨)	USD ($)
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 228.9	$ 3.5
Retail Loans | Retail Business Banking
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	228.9
Wholesale loans
Financing Receivable, Modifications [Line Items]
Recorded investment of defaults	₨ 0.0